Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment
Property, plant and equipment, gross	$ 11,194,044,000	$ 11,239,804,000
Accumulated depreciation and amortization	(7,347,919,000)	(7,361,660,000)
Property, plant and equipment, net	3,846,125,000	3,878,144,000
(Gain) loss on asset disposals, net	26,531,000	30,841,000	19,741,000
U.S. Cellular
Property, Plant and Equipment
Land	35,031,000	36,266,000
Buildings	296,502,000	304,272,000
Leasehold and land improvements	1,086,718,000	1,197,520,000
Cell site equipment	3,269,609,000	3,306,575,000
Switching equipment	960,377,000	1,161,976,000
Office furniture and equipment	553,630,000	539,248,000
Other equipment	89,663,000	92,456,000
System development	1,042,195,000	962,698,000
Work in process	125,015,000	116,501,000
Property, plant and equipment, gross	7,458,740,000	7,717,512,000
Accumulated depreciation and amortization	(4,730,523,000)	(4,860,992,000)
Property, plant and equipment, net	2,728,217,000	2,856,520,000
Depreciation and amortization expense	593,200,000	791,100,000	597,700,000
(Gain) loss on asset disposals, net	21,469,000	30,606,000	18,088,000
U.S. Cellular | Buildings
Property, Plant and Equipment
Useful life	20 years
U.S. Cellular | Leasehold and land improvements | Minimum
Property, Plant and Equipment
Useful life	1 year
U.S. Cellular | Leasehold and land improvements | Maximum
Property, Plant and Equipment
Useful life	30 years
U.S. Cellular | Cell site equipment | Minimum
Property, Plant and Equipment
Useful life	7 years
U.S. Cellular | Cell site equipment | Maximum
Property, Plant and Equipment
Useful life	25 years
U.S. Cellular | Switching equipment | Minimum
Property, Plant and Equipment
Useful life	5 years
U.S. Cellular | Switching equipment | Maximum
Property, Plant and Equipment
Useful life	8 years
U.S. Cellular | Office furniture and equipment | Minimum
Property, Plant and Equipment
Useful life	3 years
U.S. Cellular | Office furniture and equipment | Maximum
Property, Plant and Equipment
Useful life	5 years
U.S. Cellular | Other operating assets and equipment | Minimum
Property, Plant and Equipment
Useful life	3 years
U.S. Cellular | Other operating assets and equipment | Maximum
Property, Plant and Equipment
Useful life	5 years
U.S. Cellular | System development | Minimum
Property, Plant and Equipment
Useful life	1 year
U.S. Cellular | System development | Maximum
Property, Plant and Equipment
Useful life	7 years
TDS Telecom
Property, Plant and Equipment
Land	16,974,000	12,794,000
Buildings	172,963,000	148,800,000
Cable and wire	1,628,782,000	1,523,123,000
Network electronic equipment	1,278,799,000	1,229,941,000
Office furniture and equipment	79,666,000	74,507,000
Other equipment	102,540,000	94,438,000
System development	241,153,000	230,416,000
Work in process	91,419,000	88,614,000
Property, plant and equipment, gross	3,612,296,000	3,402,633,000
Accumulated depreciation and amortization	(2,518,625,000)	(2,417,999,000)
Property, plant and equipment, net	1,093,671,000	984,634,000
Depreciation and amortization expense	195,100,000	182,600,000	177,300,000
(Gain) loss on asset disposals, net	4,754,000	283,000	1,128,000
TDS Telecom | Buildings | Minimum
Property, Plant and Equipment
Useful life	5 years
TDS Telecom | Buildings | Maximum
Property, Plant and Equipment
Useful life	40 years
TDS Telecom | Cable and wire | Minimum
Property, Plant and Equipment
Useful life	15 years
TDS Telecom | Cable and wire | Maximum
Property, Plant and Equipment
Useful life	35 years
TDS Telecom | Network electronic equipment | Minimum
Property, Plant and Equipment
Useful life	5 years
TDS Telecom | Network electronic equipment | Maximum
Property, Plant and Equipment
Useful life	13 years
TDS Telecom | Office furniture and equipment | Minimum
Property, Plant and Equipment
Useful life	7 years
TDS Telecom | Office furniture and equipment | Maximum
Property, Plant and Equipment
Useful life	10 years
TDS Telecom | Other equipment | Minimum
Property, Plant and Equipment
Useful life	5 years
TDS Telecom | Other equipment | Maximum
Property, Plant and Equipment
Useful life	12 years
TDS Telecom | System development | Minimum
Property, Plant and Equipment
Useful life	3 years
TDS Telecom | System development | Maximum
Property, Plant and Equipment
Useful life	7 years
TDS Telecom Wireline
Property, Plant and Equipment
Depreciation as a percent of depreciable property	5.20%	5.30%	5.60%
(Gain) loss on asset disposals, net	2,091,000	130,000	1,020,000
Other
Property, Plant and Equipment
Property, plant and equipment, gross	123,008,000	119,659,000
Accumulated depreciation and amortization	(98,771,000)	(82,669,000)
Property, plant and equipment, net	24,237,000	36,990,000
Depreciation and amortization expense	9,300,000	10,700,000	10,300,000
(Gain) loss on asset disposals, net	$ 308,000	$ (48,000)	$ 525,000